SHARE OPTIONS AND SHARE WARRANTS (Summary of Range of Prices of Stock Options) (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) shares yr	Dec. 31, 2016 USD ($) shares yr	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 shares
Outstanding
Weighted average contractual life remaining (years) | yr	5.10	4.16
Class A Ordinary shares [Member]
Outstanding
Number of Options	10,727,376	10,727,376	8,158,452	9,291,652
Exercisable
Number of Options	3,268,707	3,268,707	4,679,323
Weighted average exercise price | $		$ 2.09	$ 1.95
Class A Ordinary shares [Member] | US$1.00-US$2.05 [Member]
Outstanding
Number of Options	6,075,644	801,652
Weighted average exercise price | $	$ 1.38	$ 1.63
Weighted average contractual life remaining (years) | yr	6.52	2.71
Exercisable
Number of Options	215,652	571,652
Weighted average exercise price | $	$ 1.69	$ 1.59
Weighted average contractual life remaining (years) | yr	2.57	1.01
Class A Ordinary shares [Member] | US$2.06- US$2.99 [Member]
Outstanding
Number of Options	4,333,732	4,776,531
Weighted average exercise price | $	$ 2.52	$ 2.54
Weighted average contractual life remaining (years) | yr	3.20	4.29
Exercisable
Number of Options	2,861,061	2,230,534
Weighted average exercise price | $	$ 2.53	$ 2.54
Weighted average contractual life remaining (years) | yr	2.20	2.20
Class A Ordinary shares [Member] | US$3.00 -US$4.47 [Member]
Outstanding
Number of Options	318,000	4,238,000
Weighted average exercise price | $	$ 4.21	$ 4.22
Weighted average contractual life remaining (years) | yr	3.95	4.21
Exercisable
Number of Options	192,002	3,022,665
Weighted average exercise price | $	$ 4.21	$ 4.21
Weighted average contractual life remaining (years) | yr	3.92	3.89
Class A Ordinary shares [Member] | US$0.66-US$0.99 [Member]
Outstanding
Number of Options		14,000
Weighted average exercise price | $		$ 0.8
Weighted average contractual life remaining (years) | yr		1.70
Exercisable
Number of Options		14,000
Weighted average exercise price | $		$ 0.8
Weighted average contractual life remaining (years) | yr		1.70
American depositary share [Member]
Outstanding
Number of Options	2,681,844	2,681,844	2,039,613	2,322,913
Exercisable
Number of Options	817,179	817,177	1,169,831
Weighted average exercise price | $		$ 8.35	$ 7.8
American depositary share [Member] | US$4.00-US$8.20 [Member]
Outstanding
Number of Options	1,518,911	200,413
Weighted average exercise price | $	$ 5.52	$ 6.52
Weighted average contractual life remaining (years) | yr	6.52	2.71
Exercisable
Number of Options	53,913	142,913
Weighted average exercise price | $	$ 6.76	$ 6.36
Weighted average contractual life remaining (years) | yr	2.57	1.01
American depositary share [Member] | US$8.24- US$11.96 [Member]
Outstanding
Number of Options	1,083,433	1,194,133
Weighted average exercise price | $	$ 10.08	$ 10.16
Weighted average contractual life remaining (years) | yr	3.20	4.29
Exercisable
Number of Options	715,265	557,634
Weighted average exercise price | $	$ 10.12	$ 10.16
Weighted average contractual life remaining (years) | yr	2.20	2.20
American depositary share [Member] | US$12.00 -US$17.88 [Member]
Outstanding
Number of Options	79,500	1,059,500
Weighted average exercise price | $	$ 16.84	$ 16.88
Weighted average contractual life remaining (years) | yr	3.95	4.21
Exercisable
Number of Options	48,001	755,666
Weighted average exercise price | $	$ 16.84	$ 16.84
Weighted average contractual life remaining (years) | yr	3.92	3.89
American depositary share [Member] | US$2.63-US$3.96 [Member]
Outstanding
Number of Options		3,500
Weighted average exercise price | $		$ 3.2
Weighted average contractual life remaining (years) | yr		1.70
Exercisable
Number of Options		3,500
Weighted average exercise price | $		$ 3.2
Weighted average contractual life remaining (years) | yr		1.70